United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2002.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	02/11/03
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      380     9500 SH       SOLE                     9500
Affiliated Computer Services   COM              008190100     1071    20350 SH       SOLE                    20350
Ambac Financial                COM              023139108     4934    87730 SH       SOLE                    87730
Applebees Int'l                COM              037899101      939    40475 SH       SOLE                    40475
BB&T                           COM              054937107      336     9083 SH       SOLE                     9083
BISYS Group                    COM              055472104     2762   173715 SH       SOLE                   173715
BP PLC                         COM                             266     6546 SH       SOLE                     6546
Bank of America                COM              060505104     5757    82747 SH       SOLE                    82747
Baxter International           COM              071813109      341    12185 SH       SOLE                    12185
BellSouth                      COM              079860102      269    10393 SH       SOLE                    10393
Cablevision                    COM                             213    12719 SH       SOLE                    12719
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Cintas                         COM              172908105     1778    38864 SH       SOLE                    38864
Cisco Systems                  COM              17275R102     8398   641038 SH       SOLE                   641038
Comerica                       COM              200340107      308     7112 SH       SOLE                     7112
Concord EFS                    COM              206197105      467    29700 SH       SOLE                    29700
DENTSPLY Intl                  COM              249030107     2656    71390 SH       SOLE                    71390
Deere & Company                COM              244199105      367     8000 SH       SOLE                     8000
Dow Chemical                   COM              260543103      375    12636 SH       SOLE                    12636
Ecolab                         COM              278865100      406     8195 SH       SOLE                     8195
Edge Pete Corp                 COM              279862106      101    26809 SH       SOLE                    26809
Exxon Mobil                    COM              30231G102     3656   104628 SH       SOLE                   104628
Fifth Third Bancorp            COM              316773100      480     8205 SH       SOLE                     8205
General Electric               COM              369604103     4404   180867 SH       SOLE                   180867
IBM                            COM              459200101      344     4442 SH       SOLE                     4442
Intel                          COM              458140100      203    13008 SH       SOLE                    13008
Jacobs Engineering             COM              469814107     3952   111025 SH       SOLE                   111025
Johnson & Johnson              COM              478160104     4227    78703 SH       SOLE                    78703
L-3 Communications             COM              502424104     1207    26874 SH       SOLE                    26874
LabCorp                        COM              50540R409     2298    98895 SH       SOLE                    98895
Liberty Media                  COM              530718105      182    20312 SH       SOLE                    20312
Liberty Media 'B'              COM              001957307      420    45686 SH       SOLE                    45686
Linear Technology              COM              535678106     3795   147541 SH       SOLE                   147541
Lowes Companies                COM              548661107     1123    29940 SH       SOLE                    29940
MBNA                           COM              55262L100     6377   335272 SH       SOLE                   335272
Mack Cali                      COM              554489104     1640    54120 SH       SOLE                    54120
Maxim Integrated               COM              57772K101     1364    41298 SH       SOLE                    41298
McCormick & Co Vtg             COM              579780107      454    19558 SH       SOLE                    19558
McDonald's                     COM              580135101      202    12587 SH       SOLE                    12587
Medtronic                      COM              585055106     4882   107063 SH       SOLE                   107063
Merck                          COM              589331107     3455    61033 SH       SOLE                    61033
Microsoft                      COM              594918104     7263   140475 SH       SOLE                   140475
Northrop Grumman               COM              666807102     1331    13725 SH       SOLE                    13725
Omnicom Group                  COM              681919106     6800   105270 SH       SOLE                   105270
PepsiCo                        COM              713448108      714    16909 SH       SOLE                    16909
Pfizer                         COM              717081103     4685   153264 SH       SOLE                   153264
Procter & Gamble               COM              742718109      647     7524 SH       SOLE                     7524
QUALCOMM                       COM              747525103     3052    83879 SH       SOLE                    83879
Raytheon                       COM              755111507     1965    63900 SH       SOLE                    63900
SBC Communications             COM              78387G103      275    10144 SH       SOLE                    10144
Sprint PCS                     COM              852061506      159    36200 SH       SOLE                    36200
St. Jude Medical               COM              790849103     1664    41885 SH       SOLE                    41885
Sysco                          COM              871829107     2138    71780 SH       SOLE                    71780
Verizon Communication          COM              92343V104      381     9820 SH       SOLE                     9820
Wal-Mart Stores                COM              931142103      422     8351 SH       SOLE                     8351
Walgreen                       COM              931422109     7630   261381 SH       SOLE                   261381
Washington REIT                COM              939653101      258    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     3430    73186 SH       SOLE                    73186
Xilinx                         COM              983919101     2513   121985 SH       SOLE                   121985
Invesco High Yield Fund                                         38 11593.840SH       SOLE                11593.840